Geographic Information (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of revenues from major customers		2.00%	14.00%